SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1998



                                                                                                        MARKET
  FACE AMOUNT     SECURITY                                                                              VALUE
---------------   ------------------------------------------------------------------------------   ---------------
                  U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 121.7%
                  FREDDIE MAC -- 31.6% (1)
                  FG Gold
  $ 7,704,581     6.00%, due 2/1/13 to 4/1/13 ..................................................    $  7,790,730
    9,801,935     6.50%, due 5/1/13 to 6/1/13 ..................................................      10,014,854
    5,850,882     8.50%, due 5/1/25 to 12/1/25 .................................................       6,095,807
                                                                                                    ------------
                                                                                                      23,901,391
                                                                                                    ------------
                  FANNIE MAE -- 17.8% (1)
                  FN Interest only (2)
    1,102,900     9.00%, due 7/25/21 ...........................................................         192,050
                  FN
    1,372,000     6.04%, due 5/1/13 to 3/1/28 ..................................................       1,428,650
    9,253,648     6.50%, due 10/1/08 ...........................................................       9,433,197
      900,004     7.033%, due 6/1/07 ...........................................................         976,535
    1,342,263     7.043%, due 12/1/06 ..........................................................       1,456,208
                                                                                                    ------------
                                                                                                      13,486,640
                                                                                                    ------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 72.1% (1)
                  GNMA ARM
   28,528,466     5.0%, due 1/20/28 to 6/20/28 .................................................      28,651,809
    1,571,081     6.875%, due 3/20/21 to 4/1/24 ................................................       1,599,538
    2,779,765     7.0%, due 7/20/17 to 9/20/22 .................................................       2,831,347
                  GNMA
    9,938,401     7.00%, due 3/15/28 to 8/15/28 ................................................      10,256,751
   10,000,000     7.00%, due date to be announced ..............................................      10,307,813
      862,295     9.50%, due 7/15/09 to 4/15/25 ................................................         928,969
                                                                                                    ------------
                                                                                                      54,576,227
                                                                                                    ------------
                  U.S. TREASURY NOTES -- 0.2%
      170,000     6.375% due 5/15/99 (3) .......................................................         171,753
                                                                                                    ------------
                                                                                                         171,753
                                                                                                    ------------
                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (COST $90,784,234)............................................................      92,136,011
                                                                                                    ------------
  NOTIONAL
    AMOUNT        THREE-MONTH LIBOR INTEREST RATE SWAP CONTRACTS -- (3.0%)
 -----------
   20,000,000     Contract dated 8/31/93 with Salomon Swapco,
                  Expires 8/30/00, pay rate 5.34% ..............................................        (175,645)
   20,000,000     Contract dated 5/15/95 with Salomon Swapco,
                  Expires 5/15/05, pay rate 6.951% .............................................      (2,113,327)
                                                                                                    ------------
                                                                                                      (2,288,972)
                                                                                                    ------------
                  THREE-MONTH LIBOR INTEREST RATE CAP CONTRACTS -- 0.1%
   50,000,000     Contract with Salomon Swapco, expires 4/23/03, Strike rate 7.50% .............          74,500
                                                                                                    ------------
                                                                                                          74,500
                                                                                                    ------------
  CONTRACTS       OPTION CONTRACTS -- 0.0%
 -----------
           20     Put on 10 Year US Treasury Note Futures, expires 11/98, strike price $112.....             313
           20     Put on 10 Year US Treasury Bond Futures, expires 11/98, strike price $113.....             313
                                                                                                    ------------
                                                                                                             626
                                                                                                    ------------
                  TOTAL INVESTMENTS -- 118.8% (COST $92,248,850)................................      89,922,165
                                                                                                    ------------

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1998





                                                                                       MARKET
   FACE AMOUNT     SECURITY                                                             VALUE
----------------   ------------------------------------------------------------   ----------------
                   REVERSE REPURCHASE AGREEMENTS -- (4.6%)
$(3,500,000)       Merrill Lynch 5.55% due 10/7/98 dated 9/30/98 (4) ..........    $  (3,500,000)
                                                                                   -------------
                                                                                      (3,500,000)
                                                                                   -------------
                   LIABILITIES LESS CASH AND OTHER ASSETS -- (14.2%) ..........      (10,741,330)
                                                                                   -------------
                   NET ASSETS -- 100.0% .......................................    $  75,680,835
                                                                                   =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 1998. The adjusted rate is determined by adding a spread to a specified index.

(2) Represents an interest only stripped mortgage-backed security.

(3) Security is held as collateral by Carr Futures, Inc.

(4) Reverse repurchase agreement is collateralized by $3,596,998 face of GNMA ARM 5.0% due 1/20/28

Portfolio Abbreviations:
    ARM -- Adjustable-Rate Mortgage
     FG -- Freddie Mac
     FN -- Fannie Mae
   GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

SEPTEMBER 30, 1998


ASSETS
 Investments at market value (identified cost $92,248,850) (Note 1).......................  $  89,922,165
 Cash ....................................................................................        174,394
 Restricted cash held to cover checkwriting privilege ....................................         50,362
 Receivables:
   Variation margin on futures contracts (Note 2) ........................................         63,481
   Subscriptions .........................................................................        180,437
   Interest ..............................................................................        463,930
   Securities sold .......................................................................     10,259,201
 Other assets ............................................................................         45,072
                                                                                            -------------
   TOTAL ASSETS ..........................................................................    101,159,042
                                                                                            -------------
LIABILITIES
 Reverse repurchase agreement (proceeds $3,500,000) (Note 1)..............................      3,500,000
 Payables:
   Redemptions ...........................................................................          7,628
   Securities purchased ..................................................................     21,861,438
   Swap and other interest (Note 2) ......................................................         27,691
 Due to advisor (Note 3) .................................................................         43,309
 Accrued expenses ........................................................................         38,141
                                                                                            -------------
   TOTAL LIABILITIES .....................................................................     25,478,207
                                                                                            -------------
NET ASSETS
 (Applicable to outstanding shares of 7,640,219 unlimited number of shares of beneficial interest authorized; no stated par) ...................................................  $  75,680,835
                                                                                            =============
 Net asset value, offering price and redemption price per share ($75,680,835 / 7,640,219).  $        9.91
                                                                                            =============
SOURCE OF NET ASSETS
 Paid in capital .........................................................................  $  80,354,176
 Overdistributed net investment income ...................................................       (707,521)
 Accumulated net realized loss on investments ............................................     (1,897,929)
 Net unrealized depreciation of investments, interest rate swaps, interest rate caps, short
   sales and futures contracts ...........................................................     (2,067,891)
                                                                                            -------------
   NET ASSETS ............................................................................  $  75,680,835
                                                                                            =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998



INVESTMENT INCOME
 Interest and discount earned, net of premium amortization and interest expense (Note 1)    $2,032,770
EXPENSES
 Advisory fees (Note 3) ..................................................................     261,320
 Accounting and pricing services fees ....................................................      25,845
 Custodian fees...........................................................................      11,305
 Audit and tax preparation fees ..........................................................      12,237
 Legal fees ..............................................................................      10,312
 Transfer agent fees .....................................................................      16,228
 Registration fees .......................................................................       5,500
 Trustees fees and expenses ..............................................................      31,174
 Insurance ...............................................................................       5,567
 Other ...................................................................................       6,136
                                                                                            ----------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...................................................     385,624
   Expenses reimbursed by advisor (Note 3) ...............................................     (94,439)
                                                                                            ----------
   NET EXPENSES ..........................................................................     291,185
                                                                                            ----------
   NET INVESTMENT INCOME .................................................................   1,741,585
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on investments ........................................................     804,977
 Change in unrealized appreciation (depreciation) of investments, interest rate swaps,
   interest rate caps, and futures contracts .............................................    (865,744)
                                                                                            ----------
 Net realized and unrealized gain (loss) on investments ..................................     (60,767)
                                                                                            ----------
 Net increase in net assets resulting from operations ....................................  $1,680,818
                                                                                            ==========


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                              SIX MONTHS ENDED
                                                                             SEPTEMBER 30, 1998     YEAR ENDED
                                                                                 (UNAUDITED)      MARCH 31, 1998
                                                                            -------------------- ---------------
OPERATIONS
 Net investment income ....................................................    $   1,741,585      $   5,485,507
 Net realized gain on investments .........................................          804,977          2,886,352
 Change in unrealized appreciation (depreciation) of investments,
   interest rate swaps, interest rate caps and futures contracts ..........         (865,744)        (2,022,049)
                                                                               -------------      -------------
 Net increase in net assets resulting from operations .....................        1,680,818          6,349,810
                                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income .....................................       (1,741,585)        (5,439,867)
 Dividends in excess of net investment income .............................          (76,247)                --
                                                                               -------------      -------------
 Total distributions ......................................................       (1,817,832)        (5,439,867)
                                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS
 Shares sold ..............................................................       21,429,120         46,118,603
 Shares issued on reinvestment of distributions ...........................          945,704          2,600,980
 Shares redeemed ..........................................................      (24,984,830)       (90,190,280)
                                                                               -------------      -------------
 Decrease in net assets resulting from capital share transactions (a) .....       (2,610,006)       (41,470,697)
                                                                               -------------      -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................................       (2,747,020)       (45,560,754)
NET ASSETS
 Beginning of period ......................................................       78,427,855        118,988,609
                                                                               -------------      -------------
 End of period ............................................................    $  75,680,835      $  78,427,855
                                                                               =============      =============
(a) Transactions in capital shares were as follows:
 Shares sold ..............................................................        2,163,933          4,669,660
 Shares issued on reinvestment of distributions ...........................           95,634            264,390
 Shares redeemed ..........................................................       (2,523,807)        (9,136,010)
                                                                               -------------      -------------
 Net decrease .............................................................         (264,240)        (4,201,960)
 Beginning balance ........................................................        7,904,459         12,106,419
                                                                               -------------      -------------
 Ending balance ...........................................................        7,640,219          7,904,459
                                                                               =============      =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.




                                          SIX MONTHS
                                             ENDED            YEAR            YEAR
                                         SEPTEMBER 30,       ENDED            ENDED
                                             1998          MARCH 31,        MARCH 31,
                                          (UNAUDITED)         1998            1997
                                       ---------------- --------------- ----------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................    $     9.92       $     9.83      $      9.74
                                          ---------       ----------      -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...............         0.228            0.484            0.476
 Net realized and unrealized gain
  (loss) on investments ..............         0.003            0.114            0.146
                                          ----------      -----------     ------------
 Total from investment operations.....         0.232            0.598            0.622
                                          ----------      -----------     ------------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income .............................        (0.228)          (0.508)          (0.476)
 Dividends in excess of
  investment income ..................        (0.014)              --           (0.056)
                                          ----------      -----------     ------------
 Total distributions .................        (0.242)          (0.508)          (0.532)
                                          ----------      -----------     ------------
NET ASSET VALUE, END OF PERIOD .......    $     9.91       $     9.92      $      9.83
                                          ----------      -----------     ------------
TOTAL RETURN .........................          2.36%            6.24%            6.57%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ...........   $75,680,835      $78,427,855     $118,988,609
 Ratio of expenses to average net
  assets (2) .........................          0.78%*           0.78%            0.78%
 Ratio of net investment income
  to average net assets ..............          4.70%*           5.28%            5.04%
 Portfolio turnover rate .............            95%             626%             556%
 Ratio of expenses to average net
  assets before reimbursement
  of expenses by the
  Advisor (2) ........................          1.03%*           1.00%            0.93%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses by
  the Advisor ........................          4.44%*           5.06%            4.90%



                                                                                           FOR THE PERIOD
                                             YEAR             YEAR             YEAR          MARCH 31,
                                             ENDED            ENDED            ENDED          1992(1)
                                           MARCH 31,        MARCH 31,        MARCH 31,      TO MARCH 31,
                                             1996             1995             1994             1993
                                       ---------------- ---------------- ---------------- ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................   $      9.90      $      9.90      $     10.00      $     10.00
                                         -----------      -----------      -----------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...............         0.621            0.628            0.432            0.552
 Net realized and unrealized gain
  (loss) on investments ..............        (0.148)              --           (0.070)           0.002
                                         ------------     ------------     ------------     -----------
 Total from investment operations.....         0.473            0.628            0.362            0.554
                                         ------------     ------------     ------------     -----------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income .............................        (0.621)          (0.628)          (0.462)          (0.554)
 Dividends in excess of
  investment income ..................        (0.012)              --               --               --
                                         ------------     ------------     ------------     -----------
 Total distributions .................        (0.633)          (0.628)          (0.462)          (0.554)
                                         ------------     ------------     ------------     -----------
NET ASSET VALUE, END OF PERIOD .......   $      9.74      $      9.90      $      9.90      $     10.00
                                         ------------     ------------     ------------     -----------
TOTAL RETURN .........................          4.95%            6.58%            3.67%           5.67%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ...........  $221,825,136     $218,431,665     $218,167,491      $48,531,206
 Ratio of expenses to average net
  assets (2) .........................          0.78%            0.78%            0.78%            0.78%
 Ratio of net investment income
  to average net assets ..............          6.29%            6.33%            4.17%            4.53%
 Portfolio turnover rate .............           225%              47%             112%               3%
 Ratio of expenses to average net
  assets before reimbursement
  of expenses by the
  Advisor (2) ........................          0.93%            0.92%            1.00%            2.58%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses by
  the Advisor ........................          6.13%            6.18%            3.95%            2.73%

---------
(1) Commencement of operations.

(2) Through March 31, 1995, expense ratios include both the direct expenses of the Smith Breeden Short Duration U.S. Government Fund, and the indirect expensesincurred through the Fund's investment in the Smith Breeden Institutional Short Duration U.S. Government Fund.

 * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund" or "Fund", formerly the Smith Breeden Short Duration U.S. Government Series) and the Smith Breeden Intermediate Duration U.S. Government Fund (formerly, the Smith Breeden Intermediate Duration U.S. Government Series). The following is a summary of accounting policies consistently followed by the Fund.

A. SECURITY VALUATION: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DOLLAR ROLL AGREEMENTS: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had a net capital loss carryforward of $1,792,811, with $963,255 expiring on March 31, 2004, and $829,556 expiring on March 31, 2005.

F. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OPERATING EXPENSES:
Securities transactions are recorded on the trade date. Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are generally allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED
G. ACCOUNTING ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: Interest rate futures, swap, cap and option contracts are used for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration.

A. FUTURES CONTRACTS: On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund had the following open futures contracts as of September 30, 1998:



                                NUMBER OF                     EXPIRATION       UNREALIZED
TYPE                            CONTRACTS     POSITION          MONTH          GAIN/(LOSS)
----------------------------   -----------   ----------   -----------------   ------------
5 Year Treasury ............        30          Long      December, 1998       $  103,928
10 Year Treasury ...........        40          Long      December, 1998           29,285
3 Month Eurodollar .........        64          Long      December, 1998           55,112
3 Month Eurodollar .........        76          Short     March, 1999            (281,530)
3 Month Eurodollar .........        16          Short     June, 1999               (4,297)
3 Month Eurodollar .........        16          Short     September, 1999          (5,322)
3 Month Eurodollar .........         4          Long      December, 1999            4,432
3 Month Eurodollar .........         4          Long      March, 2000               4,632
3 Month Eurodollar .........         4          Long      June, 2000                4,582
3 Month Eurodollar .........         4          Long      September, 2000           4,432
3 Month Eurodollar .........         4          Long      December, 2000            4,182
3 Month Eurodollar .........         4          Long      March, 2001               4,082
3 Month Eurodollar .........         4          Long      June, 2001                3,932
3 Month Eurodollar .........        54          Long      September, 2001         276,082
3 Month Eurodollar .........         4          Long      December, 2001            3,732
3 Month Eurodollar .........         4          Long      March, 2002               3,632
3 Month Eurodollar .........         4          Long      June, 2002                3,382
3 Month Eurodollar .........         4          Long      September, 2002           3,282
3 Month Eurodollar .........         4          Long      December, 2002            3,232
3 Month Eurodollar .........         4          Long      March, 2003               3,182
3 Month Eurodollar .........         4          Long      June, 2003                3,182
3 Month Eurodollar .........         4          Long      September, 2003           3,282
3 Month Eurodollar .........         4          Long      December, 2003            3,382
3 Month Eurodollar .........         4          Long      March, 2004               3,382
3 Month Eurodollar .........         4          Long      June, 2004                3,382
3 Month Eurodollar .........         4          Long      September, 2004           3,482
3 Month Eurodollar .........         4          Long      December, 2004            3,582
3 Month Eurodollar .........         4          Long      March, 2005               3,682
3 Month Eurodollar .........         4          Long      June, 2005                3,682
3 Month Eurodollar .........         4          Long      September, 2005           3,782
                                                                               ----------
                                                          Total                $  258,794
                                                                               ==========

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1998 was $171,753.

B. INTEREST RATE SWAP CONTRACTS: The Fund may enter into over-the-counter transactions swapping interest rates. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties. The Fund's interest rate swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. As of September 30, 1998, the Fund had two open interest rate swap contracts. In each of the contracts, the Fund has agreed to pay a fixed rate and receive a floating rate. The floating rate on the contracts resets quarterly and is the three month London Inter-Bank Offered Rate ("LIBOR"). The Fund will not enter into interest rate swap contracts unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the counterparty is rated either AA or A-1 or better by Standard & Poor's Corporation, or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such a transaction. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations under the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, receiving payments owed to it under the swap contracts. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the interest rate swaps, and may realize a loss. The Fund records gains and losses under interest rate swap contracts as realized gains or losses on investments.

The Fund's interest payable on the interest rate swap contracts as of September 30, 1998 was $27,151, and swap contract interest receivable was $8,454. No collateral is required under these contracts.

C. INTEREST RATE CAP CONTRACTS: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Fund had one interest rate cap contract open at September 30, 1998.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reimburse normal business expenses of the Fund through August 1, 1999 so that total direct and indirect operating expenses do not exceed 0.78% of its average net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion except that the Advisor has agreed to limit expenses of the Fund to 0.78% through August 1, 1999. For the six months ended September 30, 1998, the Advisor received $261,320 in fees and reimbursed the Fund $94,439.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- CONTINUED sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998 purchases and proceeds from sales of securities, other than short-term investments, aggregated $92,925,589 and $81,318,416 respectively for the Fund. The cost of the Fund's securities for federal income tax purposes at September 30, 1998, is $92,248,850. Net unrealized depreciation of investments, short sales and futures contracts consists of:



  Gross unrealized appreciation ........   $   2,266,954
  Gross unrealized depreciation ........      (4,334,845)
                                           -------------
  Net unrealized depreciation ..........   $  (2,067,891)
                                           =============

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                SEPTEMBER 30, 1998



                                                                                                MARKET
 FACE AMOUNT    SECURITY                                                                         VALUE
-------------   ------------------------------------------------------------------------   ----------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 105.9%
                FREDDIE MAC -- 22.7% (1)
                FH GOLD
$1,955,222      6.00%, due 4/1/13 ......................................................    $   1,977,085
10,000,000      6.50%, due date to be announced ........................................       10,175,391
                                                                                            -------------
                                                                                               12,152,476
                                                                                            -------------
                FANNIE MAE -- 19.3% (1)
                FN
 1,950,000      6.20%, due 9/1/08 ......................................................        2,037,373
 4,867,675      6.50%, due 6/1/13 ......................................................        4,971,041
   734,963      6.98%, due 6/1/07 ......................................................          794,163
 2,500,000      7.00%, due date to be announced ........................................        2,567,773
                                                                                            -------------
                                                                                               10,370,350
                                                                                            -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 59.6% (1)
                GNMA
 7,995,491      7.00%, due 3/15/26 to 1/15/28 ..........................................        8,251,621
 5,000,000      7.50%, due 9/15/28 .....................................................        5,181,374
                GNMA ARM
 7,891,179      5.00%, due 1/1/28 to 6/20/28 ...........................................        7,918,249
 7,368,952      5.50%, due 11/20/27 to 6/20/28 .........................................        7,422,319
 1,824,262      6.875%, due 3/20/16 to 4/20/22 .........................................        1,861,307
 1,314,840      7.00%, due 8/20/17 to 8/20/18 ..........................................        1,339,234
                                                                                            -------------
                                                                                               31,974,104
                                                                                            -------------
                U.S. TREASURY NOTES -- 4.3%
 2,100,000      5.625%, due 12/13/02 ...................................................        2,203,195
    55,000      5.875%, due 7/31/99 (2) ................................................           55,559
    40,000      6.375%, due 5/15/99 (2) ................................................           40,412
                                                                                            -------------
                                                                                                2,299,166
                                                                                            -------------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $56,027,488)...........       56,796,096
                                                                                            -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 13.7% (1)
 2,000,000      First Union-Lehman Brothers-Bank of America Commercial Mortage Trust
                6.56%, due 11/18/08 ....................................................        2,098,770
 5,000,000      Nomura Asset Securities Corporation Commercial Mortgage Trust 6.59%, due
                3/15/30 ................................................................        5,244,411
                                                                                            -------------
                                                                                                7,343,181
                                                                                            -------------
                TOTAL INVESTMENTS (COST $63,178,392)--119.6%............................       64,139,277
                                                                                            -------------
                LIABILITIES LESS CASH AND OTHER ASSETS -- (19.6%) ......................      (10,516,043)
                                                                                            -------------
                NET ASSETS -- 100.0% ...................................................    $  53,623,234
                                                                                            =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. ARMs have coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 1998. The adjusted rate is determined by adding a spread to a specific index.

(2) Security is held as collateral by Carr Futures, Inc.
Portfolio Abbreviations:
     ARM -- Adjustable-Rate Mortgage
     FH -- Freddie Mac
     FN -- Fannie Mae
GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

SEPTEMBER 30, 1998



ASSETS
 Investments at market value (identified cost $63,178,392) (Note 1)......................   $ 64,139,277
 Cash ...................................................................................      1,504,406
 Receivables:
   Subscriptions ........................................................................        384,891
   Interest .............................................................................        298,966
   Securities sold ......................................................................     12,627,350
 Other assets............................................................................         24,229
                                                                                            ------------
   TOTAL ASSETS .........................................................................     78,979,119
                                                                                            ------------
LIABILITIES
 Payables:
   Variation margin on futures contracts (Note 2) .......................................         93,937
   Securities purchased .................................................................     25,158,906
   Redemptions ..........................................................................         47,847
   Distributions ........................................................................          6,729
 Due to advisor (Note 3) ................................................................         29,768
 Accrued expenses .......................................................................         18,698
                                                                                            ------------
   TOTAL LIABILITIES ....................................................................     25,355,885
                                                                                            ------------
NET ASSETS
 (Applicable to outstanding shares of 5,392,632; unlimited number of shares of beneficial
   interest authorized; no stated par) ..................................................   $ 53,623,234
                                                                                            ============
 Net asset value, offering price and redemption price per share ($53,623,234 / 5,392,632)   $       9.94
                                                                                            ============
SOURCE OF NET ASSETS
 Paid in capital ........................................................................   $ 53,783,733
 Overdistributed net investment income ..................................................       (130,528)
 Accumulated net realized loss on investments ...........................................       (386,916)
 Net unrealized appreciation of investments .............................................        356,945
                                                                                            ------------
   NET ASSETS ...........................................................................   $ 53,623,234
                                                                                            ============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998



INVESTMENT INCOME
 Interest and discount earned, net of premium amortization (Note 1) ...  $1,377,656
EXPENSES
 Advisory fees (Note 3) ...............................................     158,986
 Accounting and pricing services fees .................................      21,192
 Custodian fees .......................................................       8,440
 Audit & tax preparation fees .........................................       6,813
 Legal fees ...........................................................       5,742
 Transfer agent fees ..................................................      15,327
 Registration fees ....................................................      10,000
 Trustees fees and expenses ...........................................      17,627
 Insurance ............................................................       2,575
 Other ................................................................       4,877
                                                                         ----------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ................................     251,579
   Expenses reimbursed by advisor (Note 3) ............................     (51,710)
                                                                         ----------
   NET EXPENSES .......................................................     199,869
                                                                         ----------
   NET INVESTMENT INCOME ..............................................   1,177,787
                                                                         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments .....................................      66,127
 Change in unrealized appreciation of investments .....................     294,406
                                                                         ----------
 Net realized and unrealized gain on investments ......................     360,533
                                                                         ----------
 Net increase in net assets resulting from operations .................  $1,538,320
                                                                         ==========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                              SIX MONTHS ENDED
                                                                             SEPTEMBER 30, 1998     YEAR ENDED
                                                                                 (UNAUDITED)      MARCH 31, 1998
                                                                            -------------------- ---------------
OPERATIONS
 Net investment income ....................................................     $  1,177,787      $   2,175,424
 Net realized gain on investments .........................................           66,127          1,835,038
 Change in unrealized appreciation (depreciation) of investments ..........          294,406            (73,907)
                                                                                ------------      -------------
 Net increase in net assets resulting from operations .....................        1,538,320          3,936,555
                                                                                ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income .....................................       (1,173,866)        (2,175,424)
 Dividends in excess of net investment income .............................               --            (10,140)
 Distributions from net realized gains on investments .....................         (576,410)          (880,968)
                                                                                ------------      -------------
 Total distributions ......................................................       (1,750,276)        (3,066,532)
                                                                                ------------      -------------
CAPITAL SHARE TRANSACTIONS
 Shares sold ..............................................................       20,521,081         34,884,833
 Shares issued on reinvestment of distributions ...........................        1,689,928          1,570,705
 Shares redeemed ..........................................................       (7,017,698)       (36,419,207)
                                                                                ------------      -------------
 Increase in net assets resulting from capital share transactions (a) .....       15,193,311             36,331
                                                                                ------------      -------------
   TOTAL INCREASE IN NET ASSETS ...........................................       14,981,355            906,354
NET ASSETS
 Beginning of period ......................................................       38,641,879         37,735,525
                                                                                ------------      -------------
 End of period ............................................................     $ 53,623,234      $  38,641,879
                                                                                ============      =============
(a) Transactions in capital shares were as follows:
 Shares sold ..............................................................        2,061,375          3,494,156
 Shares issued on reinvestment of distributions ...........................          170,082            157,456
 Shares redeemed ..........................................................         (704,317)        (3,664,130)
                                                                                ------------      -------------
 Net increase (decrease) ..................................................        1,527,140            (12,518)
 Beginning balance ........................................................        3,865,492          3,878,010
                                                                                ------------      -------------
 Ending balance ...........................................................        5,392,632          3,865,492
                                                                                ============      =============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.



                                        SIX MONTHS
                                           ENDED            YEAR            YEAR
                                       SEPTEMBER 30,       ENDED           ENDED
                                           1998          MARCH 31,       MARCH 31,
                                        (UNAUDITED)         1998            1997
                                     ---------------- --------------- ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................    $    10.00       $     9.73      $    10.01
                                        ---------       ----------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income .............         0.317            0.590           0.599
 Net realized and unrealized
  (loss) gain on investments .......         0.064            0.419         ( 0.024)
                                        ----------      -----------     -----------
 Total from investment
  operations .......................         0.381            1.009           0.575
                                        ----------      -----------     -----------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income ...........................       ( 0.307)         ( 0.561)        ( 0.604)
 Dividends in excess of net
  investment income ................            --               --              --
 Distributions from net realized
  gains on investments .............       ( 0.130)         ( 0.178)        ( 0.251)
 Distributions in excess of net
  realized gains on
  investments ......................            --               --              --
                                        ----------      -----------     -----------
  Total distributions ..............       ( 0.437)         ( 0.739)        ( 0.855)
                                        ----------      -----------     -----------
NET ASSET VALUE, END OF
 PERIOD ............................    $     9.94       $    10.00      $     9.73
                                        ----------      -----------     -----------
TOTAL RETURN .......................          3.35%           10.65%           5.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period .........   $53,623,234      $38,641,879     $37,735,525
 Ratio of expenses to average
  net assets (2) ...................          0.88%*           0.88%           0.88%
 Ratio of net investment income
  to average net assets ............          5.26%*           5.61%           6.19%
 Portfolio turnover rate ...........           211%             583%            409%
 Ratio of expenses to average
  net assets before
  reimbursement of expenses
  by the Advisor ...................          1.11%*           1.13%           1.16%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses
  by the Advisor ...................          5.03%*           5.36%           5.92%



                                                                                        FOR THE
                                                                                         PERIOD
                                           YEAR            YEAR           YEAR         MARCH 31,
                                          ENDED           ENDED           ENDED         1992 (1)
                                        MARCH 31,       MARCH 31,       MARCH 31,     TO MARCH 31,
                                           1996            1995           1994            1993
                                     --------------- --------------- -------------- ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................   $      9.83      $     10.01      $    10.62       $  10.00
                                        ----------       ----------       ---------       --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income .............         0.660            0.664           1.050          0.826
 Net realized and unrealized
  (loss) gain on investments .......         0.277          ( 0.049)        ( 0.601)         0.621
                                       -----------      -----------      ----------      ---------
 Total from investment
  operations .......................         0.937           0.615            0.449          1.447
                                       -----------      -----------      ----------      ---------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income ...........................       ( 0.656)         ( 0.664)        ( 1.044)       ( 0.826)
 Dividends in excess of net
  investment income ................            --          ( 0.108)             --             --
 Distributions from net realized
  gains on investments .............       ( 0.101)              --         ( 0.015)            --
 Distributions in excess of net
  realized gains on
  investments ......................            --          ( 0.022)             --             --
                                       -----------      -----------      ----------      ---------
  Total distributions ..............       ( 0.757)         ( 0.794)        ( 1.059)       ( 0.826)
                                       -----------      -----------      ----------      ---------
NET ASSET VALUE, END OF
 PERIOD ............................   $     10.01      $      9.83      $    10.01       $  10.62
                                       -----------     -----------       ----------      ---------
TOTAL RETURN .......................          9.69%           6.10%            4.11%         14.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period .........   $36,446,940      $34,797,496      $6,779,666     $2,923,913
 Ratio of expenses to average
  net assets (2) ...................          0.90%            0.90%           0.90%          0.82%
 Ratio of net investment income
  to average net assets ............          6.49%            6.20%           7.74%          8.18%
 Portfolio turnover rate ...........           193%             557%             84%            42%
 Ratio of expenses to average
  net assets before
  reimbursement of expenses
  by the Advisor ...................          1.14%            2.33%           2.34%         17.52%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses
  by the Advisor ...................          6.26%            4.77%           6.30%         (8.52%)

---------
(1) Commencement of operations.

(2) Through August 1, 1994, expense ratios include both the direct expenses of the Intermediate Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Smith Breeden Institutional Intermediate Duration U.S. Government Fund.

 * Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (formerly the Smith Breeden Short Duration U.S. Government Series) and the Smith Breeden Intermediate Duration U.S. Government Fund (the "Fund", formerly, the Smith Breeden Intermediate Duration U.S. Government Series). The following is a summary of accounting policies consistently followed by the Fund.

A. SECURITY VALUATION: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Repurchase agreements may be entered into with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DOLLAR ROLL AGREEMENTS: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

E. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1998, the Fund had no capital loss carryforward.

F. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OPERATING EXPENSES: Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities transactions are recorded on the trade date. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trust are generally allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets of the Trust. Other expenses are charged to each fund on a specific identification basis.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED
G. ACCOUNTING ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

A. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: The Fund uses interest rate futures contracts for risk management purposes in order to reduce fluctuations in the Fund's net asset value relative to its targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund had the following open futures contracts as of September 30, 1998:



                              NUMBER OF                    EXPIRATION        UNREALIZED
TYPE                          CONTRACTS     POSITION          MONTH          GAIN/(LOSS)
--------------------------   -----------   ----------   ----------------   --------------
5 Year Treasury ..........         8          Long      December, 1998       $   36,964
10 Year Treasury .........       102          Short     December, 1998         (640,904)
                                                                             ----------
                                                        Total                $ (603,940)
                                                                             ==========

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1998 was $95,972.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reduce or otherwise limit other expenses of the Fund (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion except that the Advisor has agreed to limit expenses of the Fund to 0.88% through August 1, 1999. For the six months ended September 30, 1998, the Advisor received fees of $158,986 and reimbursed the Fund $51,710.

The Fund has adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, out of the advisory fee to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- CONTINUED to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, purchases and proceeds from sales of securities, other than short-term investments, aggregated $127,839,324 and $96,770,266, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Fund. The cost of securities for federal income tax purposes is $63,178,392. Net unrealized appreciation of investments, short sales and futures contracts consist of:



  Gross unrealized appreciation ........  $  962,089
  Gross unrealized depreciation ........    (605,144)
                                          ----------
  Net unrealized appreciation ..........  $  356,945
                                          ==========